UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [ ];               Amendment Number:
       This Amendment (Check only one):         [ ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sterling Investment Management, Inc.
Address:  3561 East Sunrise Drive
          Suite 117
          Tucson, AZ    85718

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Crandall L. Smith
Title: Managing Director
Phone: 520-293-3311

Signature, Place, and Date of Signing:


Crandall L. Smith              Tucson, AZ            May 1, 2013
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

In error, inadvertently transposed the value and shares columns.

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:              55
                                                  -----------------------

Form 13F Information Table Value Total:            $ 152187 (x thousand)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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



                                                              Market  Shrs or Sh/
	                            Title of                  Value   Put/Prn	   Investment  Other    VOTING AUTHORITY
Name of Issuer                      Class	     CUSIP    (x1000) Amt PRN Call Discretion  Managers Sole Shared None
-------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC                    COM              02209S103   4572   132945      sole                            132945
ANHEUSER BUSCH INBEV SA/NV          SPONSORED ADR    03524A108	 2976    29892      sole                             29892
AON CORP                            COM              37389103	 1782    28975      sole                             28975
APPLE COMPUTER INC                  COM              37833100	 1563     3532      sole                              3532
BANK OF AMERICA CORPORATION         COM              60505104	 2558   210034      sole                            210034
BANK OF NEW YORK MELLON CORP        COM              64058100	 1362    48670      sole                             48670
BERKSHIRE HATHAWAY INC DEL          CL A             84670108	 4376       28      sole                                28
BERKSHIRE HATHAWAY INC DEL          CL B NEW         84670702	 9027    86634      sole                             86634
BP PLC                              SPONSORED ADR    55622104	  211     4994      sole                              4994
CVS CAREMARK CORPORATION            COM              126650100	 1492    27125      sole                             27125
CATERPILLAR INC DEL                 COM              149123101	  835     9600      sole                              9600
CHESAPEAKE ENERGY CORP.             COM              165167107  12161   595855      sole                            595855
CISCO SYS INC                       COM              17275R102	 4019   192371      sole                            192371
CITIGROUP INC                       COM NEW          172967424	 1614    36484      sole                             36484
COMCAST CORP NEW                    CL A             20030N101	 3051    72680      sole                             72680
DANAHER CORP DEL                    COM              235851102	  370     5955      sole                              5955
ENBRIDGE ENERGY MANAGEMENT L        SHS UNITS LLI    29250X103	  838    27737      sole                             27737
ENBRIDGE ENERGY PARTNERS LP         COM              29250R106	 1357    45025      sole                             45025
ENSCO PLC                           SPONSORED ADR    29358Q109	 2411    40180      sole                             40180
EXXON MOBIL CORP                    COM              30231G102	  304     3370      sole                              3370
FREEPORT MCMORAN COPPER & GOLD INC. COM              35671D857	 2522    76182      sole                             76182
GOLDMAN SACHS GROUP INC             COM              38141G104	 3488    23704      sole                             23704
GOOGLE INC                          CL A             38259P508	 2300     2896      sole                              2896
HECKMANN CORPORATION                COM              422680108	   46    10800      sole                             10800
HILLENBRAND INC                     COM              431571108	  525    20769      sole                             20769
HILL ROM HLDGS INC                  COM              431475102	  933    26494      sole                             26494
ICONIX BRAND GROUP INC              COM              451055107	 1651    63820      sole                             63820
INTERNATIONAL BUSINESS MACHS        COM              459200101	  609     2853      sole                              2853
IRIDIUM COMMUNICATIONS INC.         COM              46269C102	 2968   492217      sole                            492217
ISHARES TR                          DJ US TECH SEC   464287721	  301     4103      sole                              4103
KINDER MORGAN ENERGY PARTNER        UT LTD PARTNER   494550106	 1455    16205      sole                             16205
KINDER MORGAN MANAGEMENT LLC        SHS              49455U100	 1009    11491      sole                             11491
LINN CO LLC                         COMSHS LTD INT   535782106	 1359    34800      sole                             34800
LINN ENERGY LLC                     UNIT LTD LIAB    536020100	 2995    78872      sole                             78872
MICROSOFT CORP                      COM              594918104	 5367   187579      sole                            187579
OCCIDENTAL PETE CORP DEL            COM              674599105	 6494    82864      sole                             82864
PFIZER INC                          COM              717081103	 3456   119746      sole                            119746
PHILIP MORRIS INTL INC              COM              718172109	 5031    54261      sole                             54261
PLUM CREEK TIMBER CO INC            COM              729251108	 2494    47779      sole                             47779
POTLATCH HOLDINGS, INC.             COM              737630103	  277     6050      sole                              6050
POWERSHARES                         EMER MK 50 ADR   09348R300	  467    12086      sole                             12086
PROCTER & GAMBLE CO                 COM              742718109	  272      353      sole                              3530
PRO SHARES SHORT S&P500	            PSHS SHRT S&P500 74347R503	 7660   249600      sole                            249600
QUALCOMM INC                        COM              747525103	 3184    47569      sole                             47569
RAYONIER INC                        COM              754907103	  601    10077      sole                             10077
RPX CORPORATION                     COM              74972G103	  697    49428      sole                             49428
RYANAIR HLDGS PLC                   SPONSORED ADR    783513104	 2654    63520      sole                             63520
SEARS HLDGS CORP                    COM              812350106	 4475    89558      sole                             89558
SPDR GOLD TRUST                     GOLD SHS         78463V107  14126    91448      sole                             91448
SPRINT NEXTEL CORP                  COM SER 1        852061100	 2958   476400      sole                            476400
UNITEDHEALTH GROUP INC              COM              91324P102	 1701    29737      sole                             29737
VODAFONE GROUP PLC NEW              SPONS ADR NEW    92857W209	 2582    90910      sole                             90910
WAL MART STORES INC                 COM              931142103	 3150    42089      sole                             42089
WELLPOINT INC                       COM              94973V107	 1691    25525      sole                             25525
YAHOO INC.                          COM              984332106	 3810   161925      sole                            161925


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